Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Lease and Royalty Commitments for All Noncancelable Agreements

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2016 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2017	$3,416	$125,316
2018	3,561	68,488
2019	3,241	59,727
2020	2,558	55,080
2021	1,768	51,376
Thereafter	5,216	355,918
Total	19,760	$715,905
Less: imputed interest	(4,155)
Present value of minimum lease payments	15,605
Less: current capital lease obligations	(2,683)
Long-term capital lease obligations	$12,922

Future Minimum Lease Commitments for Capital Lease Obligations

Future minimum lease and royalty commitments for all noncancelable agreements and capital lease obligations as of December 31, 2016 are as follows:

(add 000)	Capital Leases	Operating Leases & Royalty Commitments
2017	$3,416	$125,316
2018	3,561	68,488
2019	3,241	59,727
2020	2,558	55,080
2021	1,768	51,376
Thereafter	5,216	355,918
Total	19,760	$715,905
Less: imputed interest	(4,155)
Present value of minimum lease payments	15,605
Less: current capital lease obligations	(2,683)
Long-term capital lease obligations	$12,922